Retirement Benefits - Additional Information (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	₨ 1,746,900
Defined benefit plan, accumulated benefit obligation	12,858,700		₨ 8,294,700
Defined contribution plan, employer contribution recognized as an expense	₨ 11,683,900		8,238,200	₨ 6,844,700
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%	13.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 3,106,600		2,322,000	1,795,300
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%	12.00%
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%	8.33%
Provident Fund Administered by Regional Provident Fund Commissioner | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	₨ 15
National Pension Scheme [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	₨ 161,600		78,000	₨ 57,200
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days	15 days
Defined benefit plan, vesting period	15 years	15 years
Employer contributions	₨ 717,900	$ 8.6	1,735,300
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	11,691,600		7,519,800
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	73,300
Defined benefit plan, accumulated benefit obligation	637,600		528,600
Employer contributions	₨ 241,700	$ 2.9	111,800
Defined benefit plan minimum service period needed for annuity offer	15 years	15 years
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%	10.00%
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 352,400		₨ 527,500